[redacted]

14008262

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

SEP 17 2014

Washington, DC 20549

CERT NAS
File No. 001-36486

By Electronic Mail

September 17, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 10, 2014, The Nasdaq Stock Market (the "Exchange") received from CDK Global Holdings, LLC (the "Registrant") a copy of the Registrant's application on Form 10-12(b) for the registration of the following security:

Common Stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of the registration, and we hereby join in such request.

Sincerely,

William Slattery